Supplement dated November 26, 2008
to the
Statement of Additional Information

dated November 1, 2008
VAN KAMPEN CAPITAL GROWTH FUND
VAN KAMPEN TAX FREE MONEY FUND

The Statement of Additional Information is hereby supplemented as follows:

(1) In the section entitled “TRUSTEES AND OFFICERS – OFFICERS,” effective November 13, 2008, Edward C. Wood, III replaced Jerry W. Miller as follows:

Edward C. Wood, III (52) 1 Parkview Plaza - Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of Van Kampen Investments Inc., the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of the Distributor and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and the Distributor from March 2004 to January 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRUSPTSAI4 11/08